Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal
State
Total
Federal
State
Total